Risk/Return Detail Data - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Floating Rate High Income Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Floating Rate High Income Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41 % of the average value of its portfolio.
Portfolio Turnover, Rate	41.00%
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. Effective December 11, 2025, the Adviser normally invests at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	5.63%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.41%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.15%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.08%	[4]
Total annual operating expenses	1.02%	[4]
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
1 year	$ 376
3 years	591
5 years	823
10 years	1,489
1 Year	376
3 Years	591
5 Years	823
10 Years	$ 1,489
2014	0.02%
2015	(1.44%)
2016	9.72%
2017	3.50%
2018	(0.11%)
2019	8.16%
2020	1.36%
2021	5.34%
2022	(0.61%)
2023	12.10%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.08%	[4]
Total annual operating expenses	1.77%	[4]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 280
3 years	557
5 years	959
10 years	1,886
1 Year	180
3 Years	557
5 Years	959
10 Years	$ 1,886
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[6]
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.08%	[4]
Total annual operating expenses	1.02%	[4]
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
1 year	$ 376
3 years	591
5 years	823
10 years	1,489
1 Year	376
3 Years	591
5 Years	823
10 Years	$ 1,489
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.08%	[4]
Total annual operating expenses	0.77%	[4]
1 year	$ 79
3 years	246
5 years	428
10 years	954
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.58%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.08%	[4]
Total annual operating expenses	0.67%
1 year	$ 68
3 years	214
5 years	373
10 years	835
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835
Annual Return, Inception Date	Oct. 02, 2018
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.02%
Past 5 years	4.59%
Past 10 years	3.42%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.38%
Past 5 years	4.41%
Past 10 years	3.08%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.04%
Past 5 years	4.58%
Past 10 years	3.38%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.40%
Past 5 years	5.44%
Past 10 years	3.96%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.49%
Past 5 years	5.54%
Since Inception	4.58%	[7]
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	5.51%
Past 5 years	2.54%
Past 10 years	1.57%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.23%
Past 5 years	2.61%
Past 10 years	1.77%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | SP026
Risk/Return:
Label	Morningstar® LSTA® US Performing Loans
Past 1 year	13.72%
Past 5 years	6.00%
Past 10 years	4.68%

[1]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16%, 0.15%, 0.16%, 0.15%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]
C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.95%, 0.95%, 1.70%, 0.70%, and 0.60% for Class A, Class M, Class C, Class I, and Class Z, respectively.

[5]	C On Class C shares redeemed less than one year after purchase.
[6]	B Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[7]	A From October 2, 2018 .